                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9114

                             The Needham Funds, Inc.

   ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        445 Park Avenue
        New York, New York                                10022
  ---------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       The Corporation Trust Incorporated
                              300 E. Lombard Street
                            Baltimore, Maryland 21202

  ---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-371-8300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

NEEDHAM GROWTH FUND
Schedule of Investments
March 31, 2005
(Unaudited)

                                                                  Shares         Value
                                                                  -------     ------------
COMMON STOCK - (93.0%)
BIOTECH & PHARMACEUTICALS - (6.6%)
Johnson & Johnson                                                 100,000     $  6,716,000
Merck & Co., Inc.                                                 150,000        4,855,500
Schering-Plough Corp.                                             162,000        2,940,300
                                                                              ------------
                                                                                14,511,800
                                                                              ------------
BUSINESS SERVICES - (5.1%)
Affiliated Computer Services, Inc. Class A*                        45,000        2,395,800
BISYS Group, Inc.*                                                 77,500        1,215,200
ChoicePoint, Inc.*                                                 30,000        1,203,300
First Data Corp.                                                   50,000        1,965,500
Iron Mountain, Inc.* +                                            150,000        4,326,000
Source Interlink Companies, Inc.*                                  13,600          153,000
                                                                              ------------
                                                                                11,258,800
                                                                              ------------
CABLE TV & EQUIPMENT - (2.0%)
Comcast Corp. Class A* +                                          130,000        4,391,400
                                                                              ------------
COMPUTER HARDWARE - (1.2%)
Planar Systems, Inc.*                                             300,000        2,706,000
                                                                              ------------
CONTRACT MANUFACTURING & MATERIALS - (1.7%)
Merix Corp.*                                                      150,000        1,681,500
Parlex Corp.*                                                     200,000        1,270,000
Pemstar, Inc.*                                                    640,000          755,200
                                                                              ------------
                                                                                 3,706,700
                                                                              ------------
ELECTRONIC COMPONENTS & DISTRIBUTION - (1.5%)
Ceva, Inc.*                                                       145,090        1,073,666
Interlink Electronics, Inc.*                                       70,000          453,600
Vishay Intertechnology, Inc.*                                     150,000        1,864,500
                                                                              ------------
                                                                                 3,391,766
                                                                              ------------
ELECTRONICS & STORAGE - (5.3%)
Datalink Corporation*                                             280,000          842,800
Datalink Corporation (PP)*                                        400,000        1,204,000
Komag, Inc.*                                                       55,000        1,229,250
Seagate Technology                                                435,000        8,504,250
                                                                              ------------
                                                                                11,780,300
                                                                              ------------
ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (0.2%)
Color Kinetics, Inc.*                                              47,600          479,808
                                                                              ------------
EXPLORATION, PRODUCTION, REFINING & STORAGE - (5.8%)
Chesapeake Energy Corp.                                           275,000        6,033,500
Talisman Energy, Inc.                                             200,000        6,830,000
                                                                              ------------
                                                                                12,863,500
                                                                              ------------
HEALTHCARE SERVICES - (1.5%)
HCA Inc.                                                           60,000        3,214,200
                                                                              ------------
INDUSTRIAL CHEMICALS, RESINS & LAMINATES - (2.4%)
AXT, Inc.*                                                        367,202          451,658
Park Electrochemical Corp.                                        185,000        3,748,100
Southwall Technologies, Inc.*                                     728,000        1,004,640
                                                                              ------------
                                                                                 5,204,398
                                                                              ------------
MANUFACTURING & INDUSTRIAL EQUIPMENT - (5.8%)
Ceradyne, Inc. (PP)*                                              324,100        7,250,117
Intevac, Inc.*                                                    242,500        2,286,775
Sypris Solutions, Inc. +                                          300,000        3,216,000
                                                                              ------------
                                                                                12,752,892
                                                                              ------------

MEDICAL DEVICES & SUPPLIES - (9.9%)
Analogic Corp.                                       100,000      4,325,000
ConMed Corp.*                                        178,775      5,384,704
Cutera, Inc.*                                        110,000      2,120,800
Thermo Electron Corp.*                               200,000      5,058,000
Viasys Healthcare, Inc.*                             150,000      2,862,000
Waters Corp.*                                         35,000      1,252,650
Zoll Medical Corp.*                                   47,300      1,065,669
                                                                 ----------
                                                                 22,068,823
                                                                 ----------
NETWORKING & COMMUNICATIONS EQUIPMENT - (0.4%)
Lucent Technologies, Inc.*                           300,000        825,000
                                                                 ----------
OIL / GAS EQUIPMENT & SERVICES - (2.3%)
GlobalSantaFe Corp.                                  140,000      5,185,600
                                                                 ----------
OPTICAL COMPONENTS - (3.7%)
Agere Systems, Inc. Class B*                       1,000,000      1,420,000
Newport Corp.*                                       250,000      3,622,500
Orbotech Ltd.*                                       148,600      3,254,340
                                                                 ----------
                                                                  8,296,840
                                                                 ----------
SEMICONDUCTOR CAPITAL EQUIPMENT - (6.5%)
Brooks Automation, Inc.*                             213,400      3,239,412
FSI International, Inc.*                             331,000      1,400,130
FSI International, Inc. (PP)*                        150,000        634,500
Helix Technology Corp.                               175,341      2,712,525
MKS Instruments, Inc.*                               134,100      2,129,508
Photronics, Inc.*                                    225,000      4,072,500
Veeco Instruments, Inc.*                               7,700        115,885
                                                                 ----------
                                                                 14,304,460
                                                                 ----------
SEMICONDUCTOR MANUFACTURERS & COMMUNICATION
 DEVICES - (7.9%)
Actel Corp.*                                          95,000      1,461,100
Atmel Corp.*                                         750,000      2,212,500
MEMC Electronic Materials, Inc.*                     200,000      2,690,000
National Semiconductor Corp.                         440,000      9,068,400
Standard Microsystems Corp.*                         121,350      2,106,636
                                                                 ----------
                                                                 17,538,636
                                                                 ----------
SOFTWARE - (8.3%)
Aspen Technology, Inc.*                              300,000      1,704,000
Emageon, Inc.*                                        50,000        898,000
Hyperion Solutions Corp.*                             95,000      4,190,450
Kronos, Inc.* +                                      100,000      5,111,000
Phoenix Technologies Ltd.*                           290,000      2,760,800
SkillSoft PLC*                                       100,000        368,000
SPSS, Inc.*                                          190,000      3,304,100
                                                                 ----------
                                                                 18,336,350
                                                                 ----------
SPECIALTY RETAILING & MANUFACTURING - (2.8%)
Brookstone, Inc.*                                    187,500      3,041,250
Carmax, Inc.*                                         90,000      2,835,000
West Marine, Inc.*                                    10,000        212,600
                                                                 ----------
                                                                  6,088,850
                                                                 ----------
TELECOMMUNICATIONS SERVICE & EQUIPMENT - (3.3%)
ADC Telecommunications, Inc.*                        360,000        716,400
Scientific-Atlanta, Inc.                             232,000      6,547,040
                                                                 ----------
                                                                  7,263,440
                                                                 ----------
WIRELESS COMMUNICATIONS & EQUIPMENT - (8.8%)
Anaren, Inc.* +                                      250,000      3,032,500
EMS Technologies, Inc.*                               76,900      1,045,840
EMS Technologies, Inc. (PP)*                         100,000      1,360,000
Motorola, Inc. +                                     625,000      9,356,250
REMEC, Inc.*                                         300,000      1,584,000
Viasat, Inc.*                                        169,000      3,158,610
                                                                 ----------
                                                                 19,537,200
                                                                 ----------

TOTAL COMMON STOCK (COST $163,222,856)                                    205,706,763
                                                                         ------------

INVESTMENT TRUSTS - (1.9%)
INVESTMENT COMPANIES - (1.9%)
H & Q Healthcare Investors Fund                              154,515        2,512,414
H & Q Life Sciences Investors Fund                           118,374        1,702,218
                                                                         ------------

TOTAL INVESTMENT TRUSTS (COST $4,535,132)                                   4,214,632
                                                                         ------------

PREFERRED STOCK - (0.0%)
CABLE TV & EQUIPMENT - (0.0%)
Adelphia Communications Corp. - Convertible Preferred
 Stock 7.50%, 11/15/04, Series E*                            182,000           54,600
                                                                         ------------

TOTAL PREFERRED STOCK (COST $2,554,580)                                        54,600
                                                                         ------------

                                                              Par           Value
                                                           ---------     ------------
CONVERTIBLE BONDS - (4.1%)
NETWORKING & COMMUNICATIONS EQUIPMENT - (2.8%)
Lucent Technologies, Inc., 8%, 08/01/31                    6,000,000        6,202,500
                                                                         ------------
TELECOMMUNICATIONS SERVICE & EQUIPMENT - (1.3%)
Nortel Telecommunications, 4.25%, 09/01/08                 3,000,000        2,775,000
                                                                         ------------
TOTAL CONVERTIBLE BONDS (COST $8,910,732)                                   8,977,500
                                                                         ------------

                                                              Shares            Value
                                                              ------            -----
TEMPORARY INVESTMENTS - (0.8%)
The RBB Sansom Street Money Market Portfolio               1,783,873        1,783,873
                                                                         ------------
TOTAL TEMPORARY INVESTMENTS (COST $1,783,873)                               1,783,873
                                                                         ------------
TOTAL INVESTMENTS - (99.8%) (COST $181,007,173)                           220,737,368
                                                                         ------------
NAME/EXPIRATION DATE/STRIKE PRICE
WARRANTS - (0.0%)
ELECTRONICS & STORAGE - (0.0%)
Datalink Corp., May 07, $4.50*                                68,000           36,993
                                                                         ------------
ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION
 - (0.0%)
Robotic Vision Systems, Inc., May 05, $7.50*                  55,137                0
                                                                         ------------
TOTAL WARRANTS (COST $162,175)                                                 36,993
                                                                         ------------

TOTAL INVESTMENTS AND WARRANTS - (99.8%)                                  220,774,361
 (COST $181,169,348)x
                                                                         ------------
Total Securities Sold Short - (-5.0%)                                     (10,984,831)
                                                                         ------------
Other Assets, Less Other Liabilities - (5.2%)                              11,486,767
                                                                         ------------
NET ASSETS - (100.0%)                                                    $221,276,297
                                                                         ------------

NEEDHAM GROWTH FUND
Schedule of Securities Sold Short
March 31, 2005
(Unaudited)

                                                            Shares          Value
                                                           ---------     ------------
SECURITIES SOLD SHORT - (-5.0%)
COMPUTER HARDWARE - (-0.2%)
Lexmark International, Inc.*                                   5,000          399,850
                                                                         ------------
EDA / CAD - CAM / INTELLECTUAL PROPERTY - (-0.3%)
Ansys, Inc.*                                                  22,500          769,725
                                                                         ------------
FINANCIAL SERVICES - (-0.9%)
Lehman Brothers Holdings, Inc.*                               20,000        1,883,200
                                                                         ------------
MANUFACTURING & INDUSTRIAL EQUIPMENT - (-1.0%)
Polaris Industries, Inc.*                                     30,000        2,106,900
                                                                         ------------
NETWORKING & COMMUNICATIONS EQUIPMENT - (-2.0%)
Juniper Networks, Inc.*                                      200,000        4,412,000
                                                                         ------------

SEMICONDUCTOR MANUFACTURERS & COMMUNICATION DEVICES
 - (-0.4%)
FormFactor, Inc.*                                              5,400          122,256
Marvell Technology Group Ltd.*                                10,000          383,400
Tessera Technologies, Inc.*                                   10,000          432,300
                                                                         ------------
                                                                              937,956
                                                                         ------------
SOFTWARE - (-0.2%)
NVIDIA Corp.*                                                 20,000          475,200
                                                                         ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $7,456,321)                          10,984,831
                                                                         ------------

TOTAL SECURITIES SOLD SHORT - (-5.0%)                                     (10,984,831)
                                                                         ------------
Total Investments and Warrants - (99.8%)                                  220,774,361
                                                                         ------------
Other Assets, Less Other Liabilities - (5.2%)                              11,486,767
                                                                         ------------
NET ASSETS - (100.0%)                                                    $221,276,297
                                                                         ------------

* Non-Income producing security.

PP Private placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At March 31, 2005, the aggregate value of Rule 144 securities amounted to approximately $10,449,000, which represents 4.7% of net assets as of that date.

x The cost for federal income tax purposes is $181,425,759.

+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

NEEDHAM  AGGRESSIVE GROWTH FUND
Schedule of Investments
March 31, 2005
(Unaudited)

                                                                    Shares       Value
                                                                    ------     ---------
COMMON STOCK - (90.6%)
AIRLINES - (1.8%)
Jetblue Airways Corp.*                                              15,000     $ 285,600
                                                                               ---------
BIOTECH & PHARMACEUTICALS - (2.2%)
Gilead Sciences, Inc.*                                              10,000       358,000
                                                                               ---------
BUSINESS SERVICES - (19.6%)
Affiliated Computer Services, Inc. Class A*                          8,000       425,920
Alliance Data Systems Corp.*                                        10,000       404,000
ChoicePoint, Inc.*                                                  10,000       401,100
Digitas, Inc.*                                                      40,000       404,000
First Data Corp.                                                     7,500       294,825
Getty Images, Inc.*                                                  6,000       426,660
Iron Mountain, Inc.*                                                15,000       432,599
Portfolio Recovery Associates, Inc.*                                10,000       340,300
                                                                               ---------
                                                                               3,129,404
                                                                               ---------
CABLE TV & EQUIPMENT - (1.9%)
Comcast Corp. Special Class A*                                       9,000       300,600
                                                                               ---------
ELECTRONIC COMPONENTS & DISTRIBUTION - (2.3%)
Ceva, Inc.*                                                         50,000       370,000
                                                                               ---------
ELECTRONICS & STORAGE - (0.5%)
Datalink Corporation (PP)*                                          25,000        75,250
                                                                               ---------
ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (1.0%)
Dolby Laboratories, Inc.*                                            7,000       164,500
                                                                               ---------
EXPLORATION, PRODUCTION, REFINING & STORAGE - (1.4%)
XTO Energy, Inc.                                                     6,666       218,911
                                                                               ---------
FINANCIAL SERVICES - (2.2%)
State Street Corp.                                                   8,000       349,760
                                                                               ---------
HEALTHCARE SERVICES - (7.9%)
Community Health Systems, Inc.*                                     15,000       523,650
Express Scripts, Inc.*                                               6,000       523,140
United Surgical Partners Intl, Inc.*                                 5,000       228,850
                                                                               ---------
                                                                               1,275,640
                                                                               ---------
INDUSTRIAL CHEMICALS, RESINS & LAMINATES - (1.9%)
Park Electrochemical Corp.                                          15,000       303,900
                                                                               ---------
MANUFACTURING & INDUSTRIAL EQUIPMENT - (3.8%)
Precision Castparts Corp.                                            8,000       616,080
                                                                               ---------
MEDICAL DEVICES & SUPPLIES - (8.7%)
Animas, Corp.*                                                      22,500       454,725
Epix Pharmaceuticals, Inc.*                                         15,000       105,000
FoxHollow Technologies, Inc.*                                        5,000       141,000
Kyphon, Inc.*                                                       12,500       314,625
Medtronic, Inc.                                                      7,500       382,125
                                                                               ---------
                                                                               1,397,475
                                                                               ---------
OPTICAL COMPONENTS - (1.6%)
Orbotech Ltd.* +                                                    12,000       262,800
                                                                               ---------
SEMICONDUCTOR CAPITAL EQUIPMENT - (2.8%)
FSI International, Inc.*                                            35,000       148,050
Helix Technology Corp.                                              20,000       309,400
                                                                               ---------
                                                                                 457,450
                                                                               ---------
SEMICONDUCTOR MANUFACTURERS & COMMUNICATION DEVICES - (0.3%)
MEMC Electronic Materials, Inc.*                                     4,150        55,818
                                                                               ---------

SOFTWARE - (15.3%)
Avid Technology, Inc.*                                                3,000         162,360
Callidus Software, Inc.*                                             25,000         101,000
Emageon, Inc.*                                                       10,000         179,600
Hyperion Solutions Corp.*                                            10,000         441,100
Kronos, Inc.*                                                         7,500         383,325
Navteq Corp.*                                                         4,000         173,400
Plumtree Software, Inc.*                                             65,000         321,100
Rightnow Technologies, Inc.*                                         20,000         245,200
TIBCO Software, Inc.*                                                30,000         223,500
WebEx Communications, Inc.*                                          10,000         215,900
                                                                                -----------
                                                                                  2,446,485
                                                                                -----------
SPECIALITY RETAILING & MANUFACTURING - (11.6%)
American Eagle Outfitters, Inc.                                      14,000         413,700
Bebe Stores, Inc.*                                                   10,000         339,500
Carmax, Inc.* +                                                      10,000         315,000
PETCO Animal Supplies, Inc.*                                         12,000         441,720
Urban Outfitters, Inc.* +                                             7,500         359,775
                                                                                -----------
                                                                                  1,869,695
                                                                                -----------
TELECOMMUNICATIONS SERVICE & EQUIPMENT - (1.8%)
Scientific-Atlanta, Inc.                                             10,000         282,200
                                                                                -----------
WIRELESS COMMUNICATIONS & EQUIPMENT - (2.0%)
EMS Technologies, Inc.*                                              10,000         136,000
Viasat, Inc.*                                                        10,000         186,900
                                                                                -----------
                                                                                    322,900
                                                                                -----------
TOTAL COMMON STOCK (COST $11,889,629)                                            14,542,468
                                                                                -----------

TEMPORARY INVESTMENTS - (9.7%)
Provident Institutional Fund -Tempcash Portfolio                    752,439         752,439
The RBB Sansom Street Money Market Portfolio                        803,456         803,456
                                                                                -----------
TOTAL TEMPORARY INVESTMENTS (COST $1,555,895)                                     1,555,895
                                                                                -----------
TOTAL INVESTMENTS - (100.3%) (COST $13,445,524)                                  16,098,363
                                                                                -----------
NAME/EXPIRATION DATE/STRIKE PRICE
WARRANTS - (0.0%)
ELECTRONICS & STORAGE - (0.0%)
Datalink Corp., May 07, $4.50*                                        4,000           2,176
                                                                                -----------
ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (0.0%)
Robotic Vision Systems, Inc., May 05, $7.50*                          4,135               0
                                                                                -----------
TOTAL WARRANTS (COST $11,591)                                                         2,176
                                                                                -----------

TOTAL INVESTMENTS AND WARRANTS - (100.3%) (COST $13,457,115)x                    16,100,539
                                                                                -----------
Total Securities Sold Short - (-3.2%)                                              (520,377)
                                                                                -----------
Other Assets, Less Other Liabilities - (2.9%)                                       478,837
                                                                                -----------
NET ASSETS - (100.0%)                                                           $16,058,999
                                                                                -----------

NEEDHAM  AGGRESSIVE GROWTH FUND
Schedule of Securities Sold Short
March 31, 2005
(Unaudited)

                                                                                Shares      Value
                                                                                ------     ------
SECURITIES SOLD SHORT - (-3.2%)
COMPUTER HARDWARE - (-0.6%)
Lexmark International, Inc.*                                                     1,250     99,962
                                                                                           ------
ELECTRONIC COMPONENTS & DISTRIBUTION - (0.0%)
SpatiaLight, Inc.*                                                               1,000      5,050
                                                                                           ------
MEDICAL DEVICES & SUPPLIES - (-0.2%)
Laserscope*                                                                      1,000     31,740
                                                                                           ------

SEMICONDUCTOR MANUFACTURERS & COMMUNICATION DEVICES - (-1.0%)
FormFactor, Inc.*                                                                2,500          56,600
Tessera Technologies, Inc.*                                                      2,500         108,075
                                                                                           -----------
                                                                                               164,675
                                                                                           -----------
SOFTWARE - (-1.2%)
F5 Networks, Inc.*                                                               2,500         126,225
NVIDIA Corp.*                                                                    2,500          59,400
                                                                                           -----------
                                                                                               185,625
                                                                                           -----------
SPECIALITY RETAILING & MANUFACTURING - (-0.2%)
A.C. Moore Arts & Crafts, Inc.*                                                  1,250          33,325
                                                                                           -----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $526,129)                                                520,377
                                                                                           -----------

TOTAL SECURITIES SOLD SHORT - (-3.2%)                                                         (520,377)
                                                                                           -----------
Total Investments - (100.3%)                                                                16,100,539
                                                                                           -----------
Other Assets, Less Other Liabilities - (2.9%)                                                  478,837
                                                                                           -----------
NET ASSETS - (100.0%)                                                                      $16,058,999
                                                                                           -----------

* Non-Income producing security.

PP Private placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At March 31, 2005, the aggregate value of Rule 144 securities amounted to approximately $75,000, which represents 0.50% of net assets as of that date.

+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

x The cost for federal income tax purposes is $13,457,115

NEEDHAM SMALL CAP GROWTH FUND
Schedule of Investments
March 31, 2005
(Unaudited)

                                                                      Shares       Value
                                                                     -------     ---------
COMMON STOCK - (79.9%)
BIOTECH & PHARMACEUTICALS - (2.3%)
First Horizon Pharmaceutical Corp.* +                                 15,000     $ 253,200
Millipore Corp.                                                        5,000       217,000
                                                                                 ---------
                                                                                   470,200
                                                                                 ---------
BUSINESS SERVICES - (13.1%)
Bright Horizons Family Solutions, Inc.*                               42,000     1,417,080
Copart, Inc.*                                                         20,000       471,200
Digitas, Inc.*                                                        30,000       303,000
Mobile Mini, Inc.*                                                     7,500       303,075
Sitel Corp.*                                                         100,000       196,000
                                                                                 ---------
                                                                                 2,690,355
                                                                                 ---------
COMPUTER HARDWARE - (1.1%)
Planar Systems, Inc.*                                                 25,000       225,500
                                                                                 ---------
CONTRACT MANUFACTURING & MATERIALS - (1.3%)
Pemstar, Inc.*                                                       217,300       256,414
                                                                                 ---------
ELECTRONIC COMPONENTS & DISTRIBUTION - (1.4%)
Ceva, Inc.*                                                           38,000       281,200
                                                                                 ---------
ELECTRONICS & STORAGE - (0.8%)
Datalink Corporation*                                                 57,000       171,570
                                                                                 ---------
ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (2.0%)
Garmin Ltd.                                                            6,000       277,920
LeCroy Corp.*                                                          7,500       128,475
                                                                                 ---------
                                                                                   406,395
                                                                                 ---------
ENTERTAINMENT & LEISURE - (0.7%)
Penn National Gaming, Inc.*                                            5,000       146,900
                                                                                 ---------
EXPLORATION, PRODUCTION, REFINING & STORAGE - (5.2%)
Chesapeake Energy Corp.                                               15,000       329,100
Edge Petroleum Corp.*                                                 20,000       331,200
Encore Acquisition Company*                                            5,000       206,500
Petroleum Development Corp.*                                           5,000       188,450
                                                                                 ---------
                                                                                 1,055,250
                                                                                 ---------
FINANCIAL SERVICES - (8.8%)
Factset Research Systems Inc.                                         15,000       495,150
First Republic Bank                                                    6,000       194,220
Nelnet, Inc.*                                                         17,500       557,025
W.R. Berkley Corp.                                                    11,000       545,600
                                                                                 ---------
                                                                                 1,791,995
                                                                                 ---------
GOVERNMENT IT - (5.3%)
Argon ST, Inc.*                                                       18,000       594,000
Integral Systems, Inc.                                                21,000       482,160
                                                                                 ---------
                                                                                 1,076,160
                                                                                 ---------
HEALTHCARE SERVICES - (6.4%)
Advisory Board Company*                                               23,000     1,005,100
Health Extras, Inc.* +                                                17,500       291,375
National Medical Health Card Systems, Inc.*                              500        11,560
                                                                                 ---------
                                                                                 1,308,035
                                                                                 ---------
INDUSTRIAL CHEMICALS, RESINS & LAMINATES - (0.7%)
Aceto Corp.                                                           20,000       148,400
                                                                                 ---------
MANUFACTURING & INDUSTRIAL EQUIPMENT - (7.0%)
Ceradyne, Inc. (PP)*                                                  20,000       447,400
Innovative Solutions and Support, Inc.*                               16,500       523,875

Intevac, Inc.*                                                          30,000         282,900
Sypris Solutions, Inc.                                                  17,000         182,240
                                                                                   -----------
                                                                                     1,436,415
                                                                                   -----------
MEDICAL DEVICES & SUPPLIES - (10.9%)
Cantel Medical Corp.*                                                   24,000         695,040
Immucor, Inc.*                                                          24,000         724,560
Intermagnetics General Corp.* +                                         15,000         365,100
IRIS International, Inc.*                                                4,000          44,920
PerkinElmer, Inc.                                                       20,000         412,600
                                                                                   -----------
                                                                                     2,242,220
                                                                                   -----------
SEMICONDUCTOR CAPITAL EQUIPMENT - (3.9%)
FSI International, Inc.*                                                44,568         188,523
MKS Instruments, Inc.*                                                  27,500         436,700
Therma-Wave, Inc. (PP)*                                                 90,000         173,700
                                                                                   -----------
                                                                                       798,923
                                                                                   -----------
SEMICONDUCTOR MANUFACTURERS & COMMUNICATION DEVICES - (0.8%)
Standard Microsystems Corp.* +                                          10,000         173,600
                                                                                   -----------
SOFTWARE - (2.0%)
National Instruments Corp.                                              15,000         405,750
                                                                                   -----------
TRANSPORTATION - (2.3%)
Genesee And Wyoming Inc.*                                               18,000         466,380
                                                                                   -----------
WIRELESS COMMUNICATIONS & EQUIPMENT - (3.9%)
Anaren, Inc.*                                                           15,000         181,950
GoRemote Internet Communications, Inc.*                                 78,800         120,406
REMEC, Inc.*                                                            40,000         211,200
Viasat, Inc.*                                                           15,000         280,350
                                                                                   -----------
                                                                                       793,906
                                                                                   -----------
TOTAL COMMON STOCK (COST $12,233,239)                                               16,345,568
                                                                                   -----------

TEMPORARY INVESTMENTS - (7.9%)
Provident Institutional Fund -Tempcash Portfolio                       598,025         598,025
The RBB Sansom Street Money Market Portfolio                         1,022,526       1,022,526
                                                                                   -----------
TOTAL TEMPORARY INVESTMENTS (COST $1,620,551)                                        1,620,551
                                                                                   -----------

TOTAL INVESTMENTS - (87.8%) (COST $ 13,853,790)x                                    17,966,119
                                                                                   -----------
Total Securities Sold Short - (-3.2%)                                                 (649,760)
                                                                                   -----------
Other Assets, Less Other Liabilities - (15.4%)                                       3,137,358
                                                                                   -----------
NET ASSETS - (100.0%)                                                              $20,453,717
                                                                                   -----------

NEEDHAM SMALL CAP GROWTH FUND
Schedule of Securities Sold Short
March 31, 2005
(Unaudited)

                                                                                Shares      Value
                                                                                ------     -------
SECURITIES SOLD SHORT - (-3.2%)
COMPUTER HARDWARE - (-0.4%)
Lexmark International, Inc.*                                                     1,000      79,970
                                                                                           -------
ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (-0.4%)
Trimble Navigation Ltd.*                                                         2,500      84,525
                                                                                           -------
NETWORKING & COMMUNICATIONS EQUIPMENT - (-0.2%)
Ixia*                                                                            2,500      44,475
                                                                                           -------
OPTICAL COMPONENTS - (-0.2%)
Essex Corp.*                                                                     1,000      16,330
                                                                                           -------
SEMICONDUCTOR MANUFACTURERS & COMMUNICATION DEVICES - (-1.1%)
Marvell Technology Group Ltd.*                                                   2,500      95,850
Tessera Technologies, Inc.*                                                      3,000     129,690
                                                                                           -------
                                                                                           225,540
                                                                                           -------

SOFTWARE - (-0.8%)
F5 Networks, Inc.*                                                               2,000         100,980
NVIDIA Corp.*                                                                    3,000          71,280
                                                                                           -----------
                                                                                               172,260
                                                                                           -----------
SPECIALITY RETAILING & MANUFACTURING - (-0.1%)
A.C. Moore Arts & Crafts, Inc.*                                                  1,000          26,660
                                                                                           -----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $672,901)                                                649,760
                                                                                           -----------

TOTAL SECURITIES SOLD SHORT - (-3.2%)                                                        (649,760)
                                                                                           -----------
Total Investments - (87.8%)                                                                 17,966,119
                                                                                           -----------
Other Assets, Less Other Liabilities - (15.4%)                                               3,137,358
                                                                                           -----------
NET ASSETS - (100.0%)                                                                      $20,453,717
                                                                                           -----------

* Non-Income producing security.

PP Private placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At March 31, 2005, the aggregate value of Rule 144 securities amounted to approximately $621,000, which represents 3.0% of net assets as of that date.

x The cost for federal income tax purposes is $13,942,478.

+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

  Security Valuation Note
Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the Nasdaq Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) are designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time period specified in the U.S. Securities and Exchange Commission's rules and forms, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications for the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Needham Funds, Inc.

By: /s/ George A. Needham
    President (Principal Executive Officer)

Date: May 13, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ George A. Needham
    President (Principal Executive Officer)

Date: May 13, 2005

By: /s/ Glen W. Albanese
    Treasurer and Secretary (Principal Financial Officer)

Date: May 13, 2005